March 4, 2026

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon ETF Trust

-BNY Mellon Concentrated International ETF
- BNY Mellon Core Bond ETF
- BNY Mellon Emerging Markets Equity ETF
- BNY Mellon Global Infrastructure Income ETF
- BNY Mellon High Yield ETF
- BNY Mellon International Equity ETF
- BNY Mellon U.S. Large Cap Core Equity ETF
- BNY Mellon U.S. Mid Cap Core Equity ETF
- BNY Mellon U.S. Small Cap Core Equity ETF
(the "Funds")

 1933 Act File No.: 333-234030
 1940 Act File No.: 811-23477
 CIK No.: 0001493580

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses for the above-referenced Funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 59 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2026.

Please address any comments or questions to my attention at (412) 234-2057.

Sincerely,

/s/ Vickie Proudley
Vickie Proudley
Specialist Paralegal II